Pro Forma Financial Information - Pro Forma Balance Sheet (Parenthetical) (Detail) - $ / shares	Sep. 30, 2016	Jun. 30, 2016	Jul. 11, 2015	Jul. 10, 2015	Jun. 30, 2015	Jun. 30, 2014
Preferred stock, authorized (in shares)		50,000,000
Common stock, par value (usd per share)	$ 0.01	$ 0.01			$ 0.01
Common stock, authorized (in shares)	300,000,000	300,000,000			300,000,000
Common stock, issued (in shares)	7,088,999	6,972,023			6,917,027
Treasury stock, (in shares)	1,209,389	1,209,389	1,209,389	9,675,114	1,209,389	1,178,139
Series A Convertible Preferred Stock
Preferred stock, par value (usd per share)	$ 0.01	$ 0.01			$ 0.01
Preferred stock, authorized (in shares)	28,000,000	28,000,000			28,000,000
Preferred Stock, issued (in shares)	0	22,683,428			21,162,697
Pro forma
Common stock, par value (usd per share)		$ 0.01
Common stock, authorized (in shares)		300,000,000
Common stock, issued (in shares)		6,972,023
Pro forma | Series A Convertible Preferred Stock
Preferred stock, par value (usd per share)		$ 0.01
Preferred stock, authorized (in shares)		28,000,000
Preferred Stock, issued (in shares)		22,293,295